RELATED PARTY TRANSACTIONS (Schedule of transactions with related parties including key management personnel) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Related Party Transactions [Abstract]
Consulting fees paid to a director	$ 30,000	$ 60,000	$ 65,000
Amounts paid to CEO or companies controlled by CEO for leases	126,756	768,143	1,001,214
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	0	0	2,078,229
Amounts paid to CEO or companies controlled by CEO for remuneration	38,462	200,000	200,000
Salary paid to directors and officers	92,420	489,042	438,162
Share-based compensation	0	513,735	22,128
Expenses from transactions with related party	$ 287,638	$ 2,030,920	$ 3,804,733